Derivative Instruments Level 4 Cash Flow Hedges (Details) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax				$ 0
Gain (Loss) on Investments, Excluding Other than Temporary Impairments		$ 142,000,000
Realized Investment Gains (Losses)	$ (107,000,000)	142,000,000	$ (74,000,000)	(275,000,000)
Derivative, Notional Amount			40,228,000,000	43,623,000,000
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred			1,000,000
Loss on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring	0	0	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	8,000,000		0
Net investment income	520,000,000	509,000,000	816,000,000	924,000,000
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(17,000,000)	0	(2,000,000)
Derivative, Notional Amount			25,000,000	10,000,000
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2,000,000)	0	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(17,000,000)
Currency Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			25,000,000	10,000,000
Currency Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	0		(2,000,000)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Gain (Loss) on Investments [Member] | Currency Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2,000,000)	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	0	0	0	0
Net investment income	8,000,000	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Investments [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Investments [Member] | Currency Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2,000,000)	0		0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (Loss) on Investments [Member] | Currency Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net			0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Investment Income [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	8,000,000	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Investment Income [Member] | Currency Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0	$ 0	$ 0	$ 0